Long-Term Debt - Additional Information (Detail) (USD $)	0 Months Ended	3 Months Ended		12 Months Ended				0 Months Ended		3 Months Ended	0 Months Ended		0 Months Ended			12 Months Ended						12 Months Ended		0 Months Ended	12 Months Ended					0 Months Ended		0 Months Ended		1 Months Ended				1 Months Ended	3 Months Ended	12 Months Ended	0 Months Ended			0 Months Ended		3 Months Ended				0 Months Ended		0 Months Ended			0 Months Ended		1 Months Ended						0 Months Ended
	Jan. 22, 2014	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jan. 22, 2014 Subsequent Event [Member]	Jul. 30, 2013 ITS [Member]	Apr. 18, 2013 ITS [Member]	Mar. 31, 2014 ITS [Member]	Apr. 25, 2012 9.125% Senior Notes, due April 2018 (Issued April 25, 2012) [Member]	Dec. 31, 2013 9.125% Senior Notes, due April 2018 (Issued April 25, 2012) [Member]	Jan. 22, 2014 9.125% Senior Notes, due April 2018 (Issued April 25, 2012) [Member] Subsequent Event [Member]	Jan. 07, 2014 9.125% Senior Notes, due April 2018 (Issued April 25, 2012) [Member] Subsequent Event [Member]	Jan. 22, 2014 6.75 Percent Senior Notes, due July 15, 2022 [Member] Subsequent Event [Member]	Dec. 31, 2013 9.125% Senior Notes, due April 2018 (Issued March 22, 2010) [Member]	Mar. 22, 2010 9.125% Senior Notes, due April 2018 (Issued March 22, 2010) [Member]	Jan. 22, 2014 9.125% Senior Notes, due April 2018 (Issued March 22, 2010) [Member] Subsequent Event [Member]	Jul. 30, 2013 7.50% Senior Notes, due August 2020 (Issued July 30, 2013) [Member]	Sep. 30, 2013 7.50% Senior Notes, due August 2020 (Issued July 30, 2013) [Member] ITS [Member]	Jul. 30, 2013 7.50% Senior Notes, due August 2020 (Issued July 30, 2013) [Member] ITS [Member]	Dec. 31, 2013 7.50% Senior Notes, due August 2020 (Issued July 30, 2013) [Member] Prior to August1, 2016 [Member]	Dec. 31, 2013 7.50% Senior Notes, due August 2020 (Issued July 30, 2013) [Member] On and after August 1, 2016 [Member]	Jul. 30, 2013 Term Loan [Member]	Dec. 31, 2013 Term Loan [Member] ITS [Member]	Dec. 31, 2013 Term Note Due April 2018 [Member]	Jul. 30, 2013 Term Note Due April 2018 [Member]	Mar. 31, 2014 Term Note Due April 2018 [Member] ITS [Member]	Jul. 30, 2013 Term Note Due April 2018 [Member] ITS [Member]	Mar. 22, 2010 Senior Notes One [Member]	Mar. 31, 2014 Senior Notes One [Member]	Mar. 22, 2010 Senior secured revolving credit facility (Revolver) [Member]	May 09, 2012 2.125% Convertible Senior Notes due July 2012 [Member]	May 31, 2012 2.125% Convertible Senior Notes, due July 2012 [Member]	Jul. 15, 2012 2.125% Convertible Senior Notes, due July 2012 [Member]	May 09, 2012 2.125% Convertible Senior Notes, due July 2012 [Member]	Jul. 05, 2007 2.125% Convertible Senior Notes, due July 2012 [Member]	Apr. 30, 2012 9.125% Senior Notes, due April 2018 (Issued April 25, 2012) [Member]	Mar. 31, 2014 9.125% Senior Notes, due April 2018 (Issued April 25, 2012) [Member]	Dec. 31, 2013 9.125% Senior Notes, due April 2018 (Issued April 25, 2012) [Member]	Jan. 22, 2014 Tendered Bonds [Member] Subsequent Event [Member]	Jan. 22, 2014 6.75% Senior Notes, due July 2022 [Member]	Mar. 31, 2014 6.75% Senior Notes, due July 2022 [Member]	Jan. 22, 2014 9.125% Senior Notes, due April 2018 [Member]	Jan. 07, 2014 9.125% Senior Notes, due April 2018 [Member]	Mar. 31, 2014 9.125% Senior Notes, due April 2018 [Member]	Dec. 31, 2013 9.125% Senior Notes, due April 2018 [Member]	Dec. 31, 2012 9.125% Senior Notes, due April 2018 [Member]	Mar. 22, 2010 9.125% Senior Notes, due April 2018 [Member]	Apr. 03, 2014 9.125% Senior Notes, due April 2018 [Member] Subsequent Event [Member]	Apr. 02, 2014 9.125% Senior Notes, due April 2018 [Member] Subsequent Event [Member]	Jul. 30, 2013 7.50% Senior Notes, due August 2020 [Member]	Mar. 31, 2014 7.50% Senior Notes, due August 2020 [Member]	Dec. 31, 2013 7.50% Senior Notes, due August 2020 [Member]	Jan. 22, 2014 7.50% Senior Notes, due August 2020 [Member] Prior to August1, 2016 [Member] Subsequent Event [Member]	Jan. 22, 2014 7.50% Senior Notes, due August 2020 [Member] On and after August 1, 2016 [Member] Subsequent Event [Member]	Dec. 14, 2012 Secured Debt [Member]	Apr. 30, 2011 Secured Debt [Member]	Jan. 22, 2014 Secured Debt [Member]	Dec. 31, 2012 Secured Debt [Member]	Jul. 30, 2013 Secured Debt [Member] Goldman Term Loan [Member]	Apr. 18, 2013 Secured Debt [Member] Goldman Term Loan [Member]	Jul. 30, 2013 Unsecured Debt [Member]	Mar. 31, 2014 Unsecured Debt [Member]
Debt Instrument [Line Items]
Current portion of long-term debt		$ 18,801,000		$ 25,000,000	$ 10,000,000
Debt instrument fixed interest rate							9.125%					9.125%	9.125%	9.125%	6.75%		9.125%		7.50%		7.50%							7.50%		9.625%	9.625%						2.125%					6.75%	6.75%			9.125%	9.125%	9.125%				7.50%	7.50%	7.50%
Repayments of principal in 2018				3,800,000
Repayments of principal after 2018				628,800,000
Aggregate principal amount											125,000,000				360,000,000		300,000,000		225,000,000																		125,000,000				416,200,000	360,000,000							300,000,000			225,000,000									125,000,000	125,000,000
Revolving loan outstanding							40,000,000																																																				40,000,000	50,000,000				37,500,000
Repayments of long term debt		416,199,000	0	125,000,000	0	0							416,200,000											45,000,000																				416,200,000
Notes paid off													8,800,000					8,800,000																	2,100,000
Refinanced amount				400,000,000
Deferred acquisition costs																				5,200,000						5,100,000	5,300,000	5,100,000	5,500,000
Percentage of the aggregate principal amount redeemed																						35.00%																																	35.00%
Percentage of redemption price before notice																						107.50%	103.75%																																106.75%	103.375%
Percentage of repurchase																101.00%							101.00%																																	101.00%
Repayments of debt																														225,000,000		42,000,000
Par value of senior notes											104.00%																											104.00%
Gross proceeds of aggregate principal amount additional issued											130,000,000																											130,000,000
Repurchase of Convertible senior notes																																	122,900,000			122,900,000
Debt issuance costs		7,300,000								5,400,000					7,100,000										5,400,000														7,600,000	11,600,000
Debt issuance cost, Net of amortization		7,100,000																																						7,700,000
Tender offer price for each 1000 principal amount														1,061.98	1,061.98																			1,003.27												1,061.98
Tender Offer Price per Note, Consent Payment														30.00	30.00																														30.00
Unit for which the tender offer price is calculated													1,000		1,000.00																			1,000
Payments of debt issuance costs		7,273,000	307,000	11,172,000	4,859,000	504,000																																			453,700,000			453,700,000
Tender offer costs	25,800,000																																								25,800,000
Accrued interest																																									11,700,000			11,700,000
Percentage of redemption price after notice																104.563%
Redemption date																Apr. 01, 2014
One time debt extinguishment cost																																		1,800,000
Redemption price																																										106.75%										107.50%
Redemption price after year three																																										103.375%										103.75%
Redemption price after year five																																										101.00%										101.00%
Redemption amount percentage of principal																																										35.00%										35.00%
Increase in the amount of term loan or revolving credit facility																																																									50,000,000	50,000,000					45,000,000
Debt premium																																														3,700,000
Senior Notes																																																			8,800,000
Proceeds from issuance of term note								225,000,000	225,000,000																																									9,600,000
Redemption Premium																																																		400,000
Interest Expense		$ 12,039,000	$ 10,006,000	$ 47,820,000	$ 33,542,000	$ 22,594,000																																												$ 400,000